CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Cash	$ 37,494	¥ 257,789	¥ 690,478
Entrusted bank balances held on behalf of customers	10,650	73,226	150,452
Restricted Cash	10,650	73,226	150,452
Short-term investments	215,127	1,479,109	1,212,006
Deposits with clearing organizations	4,976	34,215	1,152
Amount due from related parties	3,636	25,000
Equity method investment	3,597	24,730
Equipment and leasehold improvements	3,537	24,316	39,214
Deferred tax assets	4,544	31,239	34,431
Goodwill	92,669	637,147	1,096,972
Accounts receivable	26,213	180,230	171,156
Intangible assets	48,032	330,247	433,983
Other assets	22,639	155,648	311,281
Total assets	473,114	3,252,896	4,141,125
Liabilities and Shareholders' Equity
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIE") and VIE's subsidiaries without recourse to the Company of RMB 1,985 thousand and RMB 2,283 thousand as of December 31, 2017 and 2018, respectively)	17,376	119,469	197,516
Accrued employee benefits (including accrued employee benefits of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 12,299 thousand and RMB 19,708 thousand as of December 31, 2017 and 2018, respectively)	27,495	189,042	142,085
Income tax payable (including income tax payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 5,522 thousand and RMB 11,042 thousand as of December 31, 2017 and 2018, respectively)	13,878	95,415	73,458
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB 38,287 thousand as of December 31, 2017 and 2018, respectively)	11,580	79,618	106,315
Other liabilities (including other liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 8,625 thousand and RMB 62,645 thousand as of December 31, 2017 and 2018, respectively)	21,001	144,392	45,553
Total liabilities	91,330	627,936	564,927
Ordinary shares (US$0.00001 par value; 3,000,000,000 shares authorized, 1,425,282,175 shares issued and 1,413,951,095 shares outstanding as of December 31, 2017; 1,468,059,155 shares issued and 1,428,942,175 shares outstanding as of December 31, 2018)	14	96	93
Treasury stock (11,331,080 and 39,116,980 shares as of December 31, 2017 and 2018, respectively)	(16,169)	(111,169)	(36,973)
Additional paid-in capital	280,395	1,927,854	2,058,312
Retained earnings	94,929	652,687	1,516,525
Accumulated other comprehensive income	6,947	47,761	24,423
Total Yintech shareholders' equity	366,116	2,517,229	3,562,380
Non-controlling interests	15,668	107,731	13,818
Total stockholders' equity	381,784	2,624,960	3,576,198
Commitments and contingencies
Total liabilities and shareholders' equity	$ 473,114	¥ 3,252,896	¥ 4,141,125